Other information - Schedule of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Due to related parties (note 4)	$ 611
Accrued interest	22,273	20,656
Accounts payable and other accrued liabilities	42,750	29,341
Accounts payable and accrued liabilities, Total	$ 65,634	$ 49,997